Supplemental Guarantor Information Condensed Consolidating Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	$ 147.1	$ 37.9	$ 36.5	$ 99.9	$ 36.6	$ 88.0
Accounts receivable, net of allowance for doubtful accounts	1,264.5	1,285.0		1,273.0
Merchandise inventory	358.4	314.6		321.7
Miscellaneous receivables	151.5	148.5		143.6
Deferred income taxes	13.1	14.1		24.6
Prepaid expenses and other	51.5	34.6		34.7
Total current assets	1,986.1	1,834.7		1,897.5
Property and equipment, net	134.0	142.7		154.3
Goodwill	2,208.5	2,209.3		2,208.4	2,209.1
Other intangible assets, net	1,443.6	1,478.5		1,636.0
Deferred financing costs, net	49.3	53.2		68.5	79.7
Other assets	1.2	1.6		3.0
Total assets	5,822.7	5,720.0		5,967.7
Accounts payable-trade	642.1	518.6		517.8
Accounts payable-inventory financing	252.9	249.2		278.7
Current maturities of long-term debt	0	40.0		201.0
Deferred revenue	66.0	57.8		45.9
Total current liabilities	1,312.9	1,168.2		1,359.4
Debt	3,680.8	3,731.0		3,865.0
Deferred income taxes	609.0	624.3		692.0
Accrued interest	6.9	8.0		13.0
Other liabilities	49.3	52.0		45.6
Total long-term liabilities	4,346.0	4,415.3		4,615.6
Total shareholders' (deficit) equity	163.8	136.5		(7.3)	(43.5)	(44.7)
Total liabilities and shareholders' (deficit) equity	5,822.7	5,720.0		5,967.7
Parent Guarantor [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Merchandise inventory	0	0		0
Miscellaneous receivables	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses and other	0	0		0
Total current assets	0	0		0
Property and equipment, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Deferred financing costs, net	0	0		0
Other assets	5.3	5.4		6.0
Investments in and advances to subsidiaries	158.5	131.1		(13.3)
Total assets	163.8	136.5		(7.3)
Accounts payable-trade	0	0		0
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		0		0
Deferred revenue	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Debt	0	0		0
Deferred income taxes	0	0		0
Accrued interest	0	0		0
Other liabilities	0	0		0
Total long-term liabilities	0	0		0
Total shareholders' (deficit) equity	163.8	136.5		(7.3)
Total liabilities and shareholders' (deficit) equity	163.8	136.5		(7.3)
Subsidiary Issuer [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	123.4	48.0	52.6	102.1	32.9	87.6
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Merchandise inventory	0	0		0
Miscellaneous receivables	49.7	61.7		47.3
Deferred income taxes	8.6	8.7		19.5
Prepaid expenses and other	16.2	10.1		11.0
Total current assets	197.9	128.5		179.9
Property and equipment, net	68.2	73.9		80.9
Goodwill	749.4	749.4		749.4
Other intangible assets, net	348.6	348.6		366.0
Deferred financing costs, net	49.3	53.2		68.5
Other assets	1.1	1.1		1.5
Investments in and advances to subsidiaries	2,881.2	2,946.0		3,038.7
Total assets	4,295.7	4,300.7		4,484.9
Accounts payable-trade	16.3	16.5		17.6
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		40.0		201.0
Deferred revenue	0	0		0
Accrued expenses	202.3	139.3		162.5
Total current liabilities	218.6	195.8		381.1
Debt	3,680.8	3,731.0		3,865.0
Deferred income taxes	186.5	188.1		199.3
Accrued interest	6.9	8.0		13.0
Other liabilities	44.4	46.7		39.8
Total long-term liabilities	3,918.6	3,973.8		4,117.1
Total shareholders' (deficit) equity	158.5	131.1		(13.3)
Total liabilities and shareholders' (deficit) equity	4,295.7	4,300.7		4,484.9
Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	7.9	0	19.5	15.8	1.1	0.5
Accounts receivable, net of allowance for doubtful accounts	1,193.0	1,217.7		1,216.0
Merchandise inventory	354.1	313.2		318.0
Miscellaneous receivables	95.9	82.0		93.3
Deferred income taxes	4.6	5.5		5.0
Prepaid expenses and other	34.7	24.4		23.5
Total current assets	1,690.2	1,642.8		1,671.6
Property and equipment, net	63.4	66.2		70.6
Goodwill	1,428.5	1,428.5		1,428.4
Other intangible assets, net	1,087.2	1,121.7		1,261.0
Deferred financing costs, net	0	0		0
Other assets	0.1	0.4		1.4
Investments in and advances to subsidiaries	0	0		0
Total assets	4,269.4	4,259.6		4,433.0
Accounts payable-trade	591.1	500.3		503.7
Accounts payable-inventory financing	252.9	249.2		278.7
Current maturities of long-term debt		0		0
Deferred revenue	65.7	57.8		45.9
Accrued expenses	143.7	157.4		146.2
Total current liabilities	1,053.4	964.7		974.5
Debt	0	0		0
Deferred income taxes	426.1	440.0		496.9
Accrued interest	0	0		0
Other liabilities	3.8	4.0		4.3
Total long-term liabilities	429.9	444.0		501.2
Total shareholders' (deficit) equity	2,786.1	2,850.9		2,957.3
Total liabilities and shareholders' (deficit) equity	4,269.4	4,259.6		4,433.0
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	16.2	9.8	16.6	8.1	10.0	7.0
Accounts receivable, net of allowance for doubtful accounts	71.5	67.3		57.0
Merchandise inventory	4.3	1.4		3.7
Miscellaneous receivables	5.9	4.8		3.0
Deferred income taxes	(0.1)	(0.1)		0.1
Prepaid expenses and other	0.6	0.1		0.2
Total current assets	98.4	83.3		72.1
Property and equipment, net	2.4	2.6		2.8
Goodwill	30.6	31.4		30.6
Other intangible assets, net	7.8	8.2		9.0
Deferred financing costs, net	0	0		0
Other assets	0.6	0.6		0.1
Investments in and advances to subsidiaries	0	0		0
Total assets	139.8	126.1		114.6
Accounts payable-trade	35.1	21.7		22.6
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		0		0
Deferred revenue	0.3	0		0
Accrued expenses	5.9	5.9		7.3
Total current liabilities	41.3	27.6		29.9
Debt	0	0		0
Deferred income taxes	1.7	1.7		1.8
Accrued interest	0	0		0
Other liabilities	1.7	1.7		1.5
Total long-term liabilities	3.4	3.4		3.3
Total shareholders' (deficit) equity	95.1	95.1		81.4
Total liabilities and shareholders' (deficit) equity	139.8	126.1		114.6
Co-Issuer [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Merchandise inventory	0	0		0
Miscellaneous receivables	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses and other	0	0		0
Total current assets	0	0		0
Property and equipment, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Deferred financing costs, net	0	0		0
Other assets	0	0		0
Investments in and advances to subsidiaries	0	0		0
Total assets	0	0		0
Accounts payable-trade	0	0		0
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		0		0
Deferred revenue	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Debt	0	0		0
Deferred income taxes	0	0		0
Accrued interest	0	0		0
Other liabilities	0	0		0
Total long-term liabilities	0	0		0
Total shareholders' (deficit) equity	0	0		0
Total liabilities and shareholders' (deficit) equity	0	0		0
Consolidating Adjustments [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	(0.4)	(19.9)	(52.2)	(26.1)	(7.4)	(7.1)
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Merchandise inventory	0	0		0
Miscellaneous receivables	0	0		0
Deferred income taxes	0	0		0
Prepaid expenses and other	0	0		0
Total current assets	(0.4)	(19.9)		(26.1)
Property and equipment, net	0	0		0
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Deferred financing costs, net	0	0		0
Other assets	(5.9)	(5.9)		(6.0)
Investments in and advances to subsidiaries	(3,039.7)	(3,077.1)		(3,025.4)
Total assets	(3,046.0)	(3,102.9)		(3,057.5)
Accounts payable-trade	(0.4)	(19.9)		(26.1)
Accounts payable-inventory financing	0	0		0
Current maturities of long-term debt		0		0
Deferred revenue	0	0		0
Accrued expenses	0	0		0
Total current liabilities	(0.4)	(19.9)		(26.1)
Debt	0	0		0
Deferred income taxes	(5.3)	(5.5)		(6.0)
Accrued interest	0	0		0
Other liabilities	(0.6)	(0.4)		0
Total long-term liabilities	(5.9)	(5.9)		(6.0)
Total shareholders' (deficit) equity	(3,039.7)	(3,077.1)		(3,025.4)
Total liabilities and shareholders' (deficit) equity	(3,046.0)	(3,102.9)		(3,057.5)
Consolidated [Member]
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	147.1	37.9	36.5	99.9	36.6	88.0
Accounts receivable, net of allowance for doubtful accounts	1,264.5	1,285.0		1,273.0
Merchandise inventory	358.4	314.6		321.7
Miscellaneous receivables	151.5	148.5		143.6
Deferred income taxes	13.1	14.1		24.6
Prepaid expenses and other	51.5	34.6		34.7
Total current assets	1,986.1	1,834.7		1,897.5
Property and equipment, net	134.0	142.7		154.3
Goodwill	2,208.5	2,209.3		2,208.4
Other intangible assets, net	1,443.6	1,478.5		1,636.0
Deferred financing costs, net	49.3	53.2		68.5
Other assets	1.2	1.6		3.0
Investments in and advances to subsidiaries	0	0		0
Total assets	5,822.7	5,720.0		5,967.7
Accounts payable-trade	642.1	518.6		517.8
Accounts payable-inventory financing	252.9	249.2		278.7
Current maturities of long-term debt		40.0		201.0
Deferred revenue	66.0	57.8		45.9
Accrued expenses	351.9	302.6		316.0
Total current liabilities	1,312.9	1,168.2		1,359.4
Debt	3,680.8	3,731.0		3,865.0
Deferred income taxes	609.0	624.3		692.0
Accrued interest	6.9	8.0		13.0
Other liabilities	49.3	52.0		45.6
Total long-term liabilities	4,346.0	4,415.3		4,615.6
Total shareholders' (deficit) equity	163.8	136.5		(7.3)
Total liabilities and shareholders' (deficit) equity	$ 5,822.7	$ 5,720.0		$ 5,967.7